Earnings per common share	12 Months Ended
Mar. 31, 2019
Earnings per common share

19. Earnings per common share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	362,440	577,608	84,471

Effect of dilutive securities	—	—	—

Net income attributable to common shareholders after assumed conversions	362,440	577,608	84,471

	2017	2018	2019
	(thousands of shares)
Shares:
Weighted average common shares outstanding	25,285,899	25,366,345	25,362,376

Effect of dilutive securities:
Convertible preferred stock (Note)	82,993	—	—
Stock options	11,410	7,586	4,522

Weighted average common shares after assumed conversions	25,380,302	25,373,931	25,366,898

	2017	2018	2019
	(in yen)
Amounts per common share:
Basic net income per common share	14.33	22.77	3.33

Diluted net income per common share	14.28	22.76	3.33

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.